Capital risk management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 61,034,627	₩ 54,747,392
Cash and cash equivalents	1,358,345	2,369,739	₩ 3,051,353	₩ 3,783,065
Net borrowings and debt securities	59,676,282	52,377,653
Total shareholder's equity	₩ 71,092,762	₩ 72,964,641	₩ 73,050,545	₩ 67,942,475
Debt to equity ratio	83.94%	71.78%